File Numbers: 333-57218; 811-05626
Filed under Rule 497(c)

                        CONTRACT PROSPECTUS - MAY 1, 2002

THE CONTRACT. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by Golden American Life Insurance Company (the Company, we, us, our). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3
--------------------------------------------------------------------------------

PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option-Suitability." The premium bonus option may not be available in all states.

INVESTMENT OPTIONS. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page , in Appendix III--Description of Underlying Funds and in each fund prospectus. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2002, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 54 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE THAT DOES NOT PERMIT THEIR SALE. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT THAN THAT CONTAINED IN THIS PROSPECTUS.

THE FUNDS

o    GCG Trust - Core Bond Series
o    GCG Trust - Eagle Value Equity Series
o    GCG Trust- International Enhanced EAFE Series (Series S)
o    GCG Trust- J.P. Morgan Fleming Small Cap Series (Series S)
o    GCG Trust - Liquid Asset Series
o    GCG Trust - Research Series
o    GCG Trust - Total Return Series
o    AIM V.I. Dent Demographic Trends Fund (Series II)
o    AIM V.I. Growth Fund (Series II)
o    AllianceBernstein Value Portfolio (Class B)
o    Alliance Growth and Income Portfolio (Class B)
o    Alliance Premier Growth Portfolio (Class B)
o    Fidelity Contrafund(R) Portfolio (Service Class 2)
o    Fidelity Equity-Income Portfolio (Service Class 2)
o    Fidelity Growth Portfolio (Service Class 2)
o    ING GET Fund*
o    ING J.P. Morgan MidCap Value Portfolio (Service Class)*
o    ING MFS Capital Opportunities Portfolio*
o    ING MFS Global Growth Portfolio (Service Class)*
o    ING Van Kampen Comstock Portfolio (Service Class)*
o    ING VP Convertible Portfolio (Class S)*
o    ING VP Index Plus LargeCap Portfolio (Class S)*
o    ING VP Index Plus MidCap Portfolio (Class S)*
o    ING VP Index Plus SmallCap Portfolio (Class S)*
o    ING VP LargeCap Growth Portfolio (Class S)*
o    ING VP Large Company Value Portfolio (Class S)*
o    ING VP MagnaCap Portfolio (Class S)*
o    ING VP Value Opportunity Portfolio (Class S)*
o    ING VP Worldwide Growth Portfolio*
o    INVESCO VIF - Financial Services Fund
o    INVESCO VIF - Health Sciences Fund
o    INVESCO VIF- Leisure Fund
o    INVESCO VIF - Utilities Fund
o    Janus Aspen Series - Worldwide Growth Portfolio (Service Shares)
o    PIMCO High Yield Portfolio
o    Pioneer Fund VCT Portfolio (Class II)
o    Pioneer Small Company VCT Portfolio (Class II)
o    Prudential Series - Jennison Portfolio (Class II)
o    Prudential Series - SP Jennison International Growth Portfolio (Class II)
o    Putnam VT - Growth and Income Fund (Class 1B)
o    Putnam VT - International Growth and Income Fund (Class 1B)
o    Putnam VT Voyager Fund II (Class 1B)
o    UBS Tactical Allocation Portfolio (Class I)*

* Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III -- "Description of Underlying Funds" for a complete list of former and current fund names.

--------------------------------------------------------------------------------
                             FIXED INTEREST OPTIONS.

>    Golden American Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THE CONTRACT IS NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS IT INSURED BY THE FDIC. THE CONTRACT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

TABLE OF CONTENTS

CONTRACT OVERVIEW                                                              4
--------------------------------------------------------------------------------
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase
--------------------------------------------------------------------------------

FEE TABLE ..................................................................  10
CONDENSED FINANCIAL INFORMATION ............................................  14
PURCHASE AND RIGHTS ........................................................  14
RIGHT TO CANCEL ............................................................  16
PREMIUM BONUS OPTION .......................................................  16
INVESTMENT OPTIONS .........................................................  18
TRANSFERS AMONG INVESTMENT OPTIONS .........................................  19
TRANSFERS BETWEEN OPTION PACKAGES ..........................................  22
FEES .......................................................................  23
YOUR ACCOUNT VALUE .........................................................  28
WITHDRAWALS ................................................................  30
SYSTEMATIC DISTRIBUTION OPTIONS ............................................  32
DEATH BENEFIT ..............................................................  33
THE INCOME PHASE ...........................................................  38
TAXATION ...................................................................  42
OTHER TOPICS ...............................................................  50

     The Company --Separate Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership:
     Assignment -- Involuntary Terminations -- Legal Proceedings -- Legal
     Matters

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ........................  55
APPENDIX I -- GOLDEN AMERICAN GUARANTEED ACCOUNT ...........................  56
APPENDIX II -- FIXED ACCOUNT ...............................................  59
APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS ............................  59
APPENDIX IV -- CONDENSED FINANCIAL INFORMATION .............................  59
APPENDIX V -- PROJECTED SCHEDULE OF ING GET FUND OFFERINGS

--------------------------------------------------------------------------------
QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

P.O. Box 2700
West Chester, PA 19380
1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.
Use the following address when sending additional purchase payments.

Golden American Life Insurance Company
Attn:  Customer Service Department
P.O. Box 2700
West Chester, PA 19380

If using express mail, use the following address:

Golden American Life Insurance Company
Attn: Customer Service Department
1475 Dunwoody Drive
West Chester, PA 19380
--------------------------------------------------------------------------------

CONTRACT OVERVIEW
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                CONTRACT DESIGN
--------------------------------------------------------------------------------
The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group CONTRACTS.
--------------------------------------------------------------------------------
                                 CONTRACT FACTS
--------------------------------------------------------------------------------
OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Purchase and Rights" for age maximums on the calculation of death benefits. The differences are summarized as follows:

---------------------------------------------------------------------------------------------
                        OPTION PACKAGE I        OPTION PACKAGE II        OPTION PACKAGE III
---------------------------------------------------------------------------------------------
Mortality and
Expense Risk
Charge1:                     0.80%                    1.10%                    1.25%
---------------------------------------------------------------------------------------------
Death Benefit2 on    The greater of:          The greatest of:         The greatest of:
Death of the         (1) The sum of all       (1) The sum of all       (1) The sum of all
Annuitant3:              purchase payments,       purchase payments,       purchase payments,
                         adjusted for             adjusted for             adjusted for
                         amounts withdrawn        amounts withdrawn        amounts withdrawn
                         or applied to an         or applied to an         or applied to an
                         income phase             income phase             income phase
                         payment option as        payment option as        payment option as
                         of the claim date;       of the claim date;       of the claim date;
                         or                       or                       or
                     (2) The account value    (2) The account value    (2) The account value
                         on the claim date.       on the claim date;       on the claim date;
                                                  or                       or
                                              (3) The "step-up value"  (3) The "step-up value"
                                                  on the claim date.       on the claim date;
                                                                           or
                                                                       (4) The "roll-up value"
                                                                           on the claim date.
---------------------------------------------------------------------------------------------
Minimum Initial         NON-                     NON-                     NON-
Purchase Payment4:   QUALIFIED:  QUALIFIED:   QUALIFIED:  QUALIFIED:   QUALIFIED:  QUALIFIED:
                      $15,000     $ 1,500      $ 5,000     $ 1,500      $ 5,000     $ 1,500
---------------------------------------------------------------------------------------------
Free Withdrawals5:    10% of your account      10% of your account      10% of your account
                       value each account       value each account       value each account
                     year, non-cumulative.    year, non-cumulative.    year, cumulative to a
                                                                            maximum 30%.
---------------------------------------------------------------------------------------------
Nursing Home
Waiver -- Waiver              Not
of Early                   Available                Available                Available
Withdrawal Charge:
---------------------------------------------------------------------------------------------

1    See "Fee Table" and "Fees."
2 See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.
4    See "Purchase and Rights."
5    See "Fees."

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:
> If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."
> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."
> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY. You may transfer from one option package to another.
>    Transfers must occur on an account anniversary.
> A written request for the transfer must be received by us within 60 days of an account anniversary.
>    Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

--------------------------------------------------------------------------------
                                 CONTRACT PHASES
--------------------------------------------------------------------------------

I.   THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial Your Account purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:
>    Fixed Interest Options; or
> Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II.  THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase payment option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

                                 ---------------
                                   Payments to
                                 ---------------
                                     Step 1
                ------------------------------------------------
                     Golden American Life Insurance Company
                ------------------------------------------------
                      (a)            Step 2            (b)
                ---------------     ----------------------------
                     Fixed               SEPARATE ACCOUNT B
                   Interest
                    Options             Variable Investment
                                              Options
                ---------------     ----------------------------
                                          THE SUBACCOUNTS
                                    --------- --------- --------
                                        A         B       ETC.
                                    ----------------------------
                                          Step 3
                                    --------- ---------
                                     Mutual    Mutual
                                      Fund      Fund
                                        A         B
                                    -------------------

IN THIS SECTION:
>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

>    Charges for the Aetna GET Fund

FEE TABLE
--------------------------------------------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract. The fees shown do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
           Years from Receipt
           of Purchase Payment                  Early Withdrawal Charge
--------------------------------------------------------------------------------
              Less than 2                                  7%
       2 or more but less than 4                           6%
       4 or more but less than 5                           5%
       5 or more but less than 6                           4%
       6 or more but less than 7                           3%
               7 or more                                   0%
--------------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE                                                   $30.001
TRANSFER CHARGE                                                          $10.002

1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."
2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

                                                     ALL ACCOUNT
o    IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION       YEARS

     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge             0.80%
          Administrative Expense Charge                 0.15%
                                                   ---------------
          Total Separate Account Expenses               0.95%
                                                   ===============

     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge             1.10%
          Administrative Expense Charge                 0.15%
                                                   ---------------
          Total Separate Account Expenses               1.25%
                                                   ===============

     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge             1.25%
          Administrative Expense Charge                 0.15%
                                                   ---------------
          Total Separate Account Expenses               1.40%
                                                   ===============

                                                   ACCOUNT YEARS   AFTER THE 7TH
o    IF YOU ELECT THE PREMIUM BONUS OPTION              1-7        ACCOUNT YEAR

     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge             0.80%           0.80%
          Administrative Expense Charge                 0.15%           0.15%
          Premium Bonus Option Charge                   0.50%           0.00%
                                                   -----------------------------
          Total Separate Account Expenses               1.45%           0.95%
                                                   =============================

     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge             1.10%           1.10%
          Administrative Expense Charge                 0.15%           0.15%
          Premium Bonus Option Charge                   0.50%           0.00%
                                                   -----------------------------
          Total Separate Account Expenses               1.75%           1.25%
                                                   =============================

     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge             1.25%           1.25%
          Administrative Expense Charge                 0.15%           0.15%
          Premium Bonus Option Charge                   0.50%           0.00%
                                                   -----------------------------
          Total Separate Account Expenses               1.90%           1.40%
                                                   =============================

                                                                                            AFTER THE 7TH
o    IF YOU ELECT THE PREMIUM BONUS OPTION AND INVEST         ACCOUNT YEARS  ACCOUNT YEARS     ACCOUNT
     IN THE GET FUND*                                              1-5            6&7           YEAR

>    OPTION PACKAGE I--
       Mortality and Expense Risk Charge                           0.80%          0.80%          0.80%
       Administrative Expense Charge                               0.15%          0.15%          0.15%
       Premium Bonus Option Charge                                 0.50%          0.50%          0.00%
       GET Fund Guarantee Charge                                   0.50%          0.00%          0.00%
                                                            ----------------------------------------------
       Total Separate Account Expenses                             1.95%          1.45%          0.95%
                                                            ==============================================

>    OPTION PACKAGE II--
       Mortality and Expense Risk Charge                           1.10%          1.10%          1.10%
       Administrative Expense Charge                               0.15%          0.15%          0.15%
       Premium Bonus Option Charge                                 0.50%          0.50%          0.00%
       GET Fund Guarantee Charge                                   0.50%          0.00%          0.00%
                                                            ----------------------------------------------
       Total Separate Account Expenses                             2.25%          1.75%          1.25%
                                                            ==============================================

>    OPTION PACKAGE III--
       Mortality and Expense Risk Charge                           1.25%          1.25%          1.25%
       Administrative Expense Charge                               0.15%          0.15%          0.15%
       Premium Bonus Option Charge                                 0.50%          0.50%          0.00%
       GET Fund Guarantee Charge                                   0.50%          0.00%          0.00%
                                                            ----------------------------------------------
       Total Separate Account Expenses                             2.40%          1.90%          1.40%
                                                            ==============================================

* The GET Fund guarantee charge applies during each five year guarantee period to amounts invested in the GET Fund investment option only.

FEES DEDUCTED BY THE FUNDS
USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2001.

                              FUND EXPENSE TABLE(1)

                                                                                            TOTAL FUND
                                                                    DISTRIBUTION              ANNUAL                    NET FUND
                                                                       AND/OR                EXPENSES                    ANNUAL
                                                                       SERVICE                WITHOUT                   EXPENSES
                                                         INVESTMENT    (12B-1)     OTHER    WAIVERS OR  TOTAL WAIVERS AFTER WAIVERS
FUND NAME                                               ADVISORY FEES    FEE     EXPENSES   REDUCTIONS  OR REDUCTIONS OR REDUCTIONS
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Core Bond Series(2)                             1.00%       0.00%      0.01%       1.01%        0.00%         1.01%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Eagle Value Equity Series                       0.94%       0.00%      0.01%       0.95%        0.00%         0.95%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust- International Enhanced EAFE Series
    (Series S)(3)                                           1.25%       0.00%      0.01%       1.26%        0.00%         1.26%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust- Janus Growth and Income Series                   1.10%       0.00%      0.01%       1.11%        0.00%         1.11%
GCG Trust- J.P. Morgan Fleming Small Cap Series
    (Series S)(3)                                           1.15%       0.00%      0.01%       1.16%        0.00%         1.16%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Liquid Asset Series                             0.53%       0.00%      0.01%       0.54%        0.00%         0.54%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Research Series                                 0.88%       0.00%      0.01%       0.89%        0.00%         0.89%
-----------------------------------------------------------------------------------------------------------------------------------
GCG Trust - Total Return Series                             0.88%       0.00%      0.01%       0.89%        0.00%         0.89%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (Series II)(4)        0.85%       0.25%      0.59%       1.69%        0.24%         1.45%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II)                            0.62%       0.25%      0.26%       1.13%        0.00%         1.13%
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (Class B)(5)              0.75%       0.25%      1.47%       2.47%        1.27%         1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)              0.63%       0.25%      0.04%       0.92%        0.00%         0.92%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)                 1.00%       0.25%      0.04%       1.29%        0.00%         1.29%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)Portfolio (Service Class 2) (6)       0.58%       0.25%      0.11%       0.94%        0.00%         0.94%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio (Service Class 2) (6)      0.48%       0.25%      0.11%       0.84%        0.00%         0.84%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio (Service Class 2) (6)             0.58%       0.25%      0.10%       0.93%        0.00%         0.93%
-----------------------------------------------------------------------------------------------------------------------------------
ING GET Fund                                                0.60%       0.25%      0.00%       0.85%        0.00%         0.75%
-----------------------------------------------------------------------------------------------------------------------------------
ING J.P. Morgan MidCap Value Portfolio
    (Service Class) (7)                                     0.75%       0.25%      0.35%       1.35%        0.00%         1.35%
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio                     0.65%       0.00%      0.25%       0.90%        0.00%         0.90%
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio (Service Class) (7)         0.60%       0.25%      0.60%       1.45%        0.00%         1.45%
-----------------------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio (Service Class)(7)        0.60%       0.25%      0.35%       1.20%        0.00%         1.20%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio (Class S)(8)                   0.75%       0.25%      6.33%       7.33%        6.23%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class S)(9)           0.35%       0.25%      0.09%       0.69%        0.00%         0.69%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio (Class S) (9)            0.40%       0.25%      0.15%       0.80%        0.00%         0.80%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio (Class S) (9)          0.40%       0.25%      0.31%       0.96%        0.11%         0.85%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio (Class S) (8)              0.75%       0.25%      6.19%       7.19%        6.09%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio (Class S) (8)          0.75%       0.25%      7.57%       8.57%        7.47%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio (Class S)(8)                      0.75%       0.25%      0.53%       1.53%        0.43%         1.10%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class S) (9)            0.60%       0.25%      0.11%       0.96%        0.00%         0.96%
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio(8)                        1.00%       0.00%      1.72%       2.72%        1.74%         0.98%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Financial Services Fund (10)                  0.75%       0.00%      0.32%       1.07%        0.00%         1.07%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Health Sciences Fund(10)                      0.75%       0.00%      0.31%       1.06%        0.00%         1.06%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF- Leisure Fund(10)                               0.75%       0.00%      0.64%       1.39%        0.00%         1.39%
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Utilities Fund(11)                            0.60%       0.00%      0.77%       1.37%        0.00%         1.37%
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Worldwide Growth Portfolio
    (Service Shares)(12)                                    0.65%       0.25%      0.04%       0.94%                      0.94%
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio(13)                              0.25%       0.15%      0.36%       0.76%        0.01%         0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                       0.65%       0.25%      0.14%       1.04%        0.00%         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio (Class II)(14)          0.75%       0.25%      5.71%       6.71%        5.03%         1.68%
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Series - Jennison Portfolio (Class II)           0.60%       0.25%      0.19%       1.04%        0.00%         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Series - SP Jennison International
Growth Portfolio (Class II)(15)                             0.85%       0.25%      1.16%       2.26%        0.00%         2.26%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT - Growth and Income Fund (Class 1B)(16)           0.46%       0.25%      0.05%       0.76%        0.00%         0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT - International Growth and Income Fund
    (Class 1B) (16)                                         0.80%       0.25%      0.18%       1.23%        0.00%         1.23%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (Class 1B) (16)                   0.70%       0.25%      0.92%       1.87%        0.00%         1.87%
-----------------------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio (Class 1)                 0.50%       0.25%      0.17%       0.92%        0.00%         0.92%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

     (1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

     (2)  Annualized.

     (3)  Estimated investment advisory fee for year 2002.

     (4) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

     (5) The investment adviser has agreed to waive its fees and reimburse the Portfolio to limit total expenses to 1.20% through April 30, 2002. Including the reimbursements and waivers the Management (Advisory) Fees, Other Expenses and Total Net Fund Annual Expenses were 0.00%, 0.95%, and 1.20%, respectively, for the year ended December 31, 2001. Fees and Expenses Waived or Reimbursed and Total Net Fund Annual Expenses shown in the above table have been restated to reflect the change in the expense limitation from 1.20% to 1.45% effective May 1, 2002.

     (6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

     (7) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.

     (8) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the Emerging Markets Fund and Natural Resources Trust, the expense limits will continue through at least July 26, 2002. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

     (9) The table above shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on each Portfolio's actual operating expenses for Class R shares for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001. ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

     (10) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

     (11) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

     (12) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements. The fees and expenses listed above were determined based on net assets as of the fiscal year ended October 31, 2001.

     (13) "Other Expenses" reflects a 0.35% administrative fee, a 0.15% service fee, and a 0.01% representing the Portfolio's pro rate Trustees' Fee. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (14) The Total Net Fund Annual Expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The Portfolio commenced operations on January 19, 2001, therefore expenses shown above are annualized. Including the reimbursements and waivers applied by Pioneer, the Management (Advisory) Fees, Other Expenses and Total Fund Annual Expenses for the year ended December 31, 2001 were 0.00%, 1.25%, and 1.25%, respectively, for Class I Shares and 0.00%, 1.43%, and 1.68%, respectively, for Class II Shares.

     (15) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

     (16) Reflects an increase in 12b-1 fees payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares of 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.04%)). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

--------------------------------------------------------------------------------

>    These examples are purely hypothetical.
> They should not be considered a representation of past or future expenses or expected returns.
> Actual expenses and/or returns may be more or less than those shown in these examples.

--------------------------------------------------------------------------------

                                    EXAMPLE A
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable early withdrawal charge:

                                    EXAMPLE B
If at the end of the periods shown you (1) leave your entire account value invested or (2) select an income phase payment option, you would pay the following expenses (no early withdrawal charge is reflected):*

                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Core Bond Series                                  $ 88     $130     $167     $279     $ 25     $ 76     $131     $279
-----------------------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                $ 90     $138     $179     $303     $ 27     $ 84     $143     $303
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Series              $ 89     $135     $174     $293     $ 26     $ 81     $138     $293
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                    $ 89     $133     $172     $289     $ 26     $ 79     $136     $289
-----------------------------------------------------------------------------------------------------------------------
Liquid Asset Series                               $ 83     $116     $143     $231     $ 20     $ 62     $107     $231
-----------------------------------------------------------------------------------------------------------------------
Research Series                                   $ 87     $127     $161     $267     $ 24     $ 73     $125     $267
-----------------------------------------------------------------------------------------------------------------------
Total Return Series                               $ 87     $127     $161     $267     $ 24     $ 73     $125     $267
-----------------------------------------------------------------------------------------------------------------------
Value Equity Series                               $ 87     $129     $164     $273     $ 24     $ 75     $128     $273
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund             $ 92     $143     $188     $321     $ 29     $ 89     $152     $321
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              $ 89     $134     $173     $290     $ 26     $ 80     $137     $290
-----------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Portfolio                $102     $173     $237     $413     $ 39     $119     $201     $413
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio              $ 87     $128     $162     $270     $ 24     $ 74     $126     $270
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                 $ 91     $139     $180     $306     $ 28     $ 85     $144     $306
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     $ 87     $128     $163     $271     $ 24     $ 74     $127     $271
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio              $ 86     $125     $158     $262     $ 23     $ 71     $122     $262
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio              $ 87     $128     $163     $272     $ 24     $ 74     $127     $272
-----------------------------------------------------------------------------------------------------------------------
ING GET Fund                                      $ 93     $145     $191      N/A     $ 30     $ 91     $155      N/A
-----------------------------------------------------------------------------------------------------------------------
ING JP Morgan Mid Cap Value Portfolio             $ 91     $141     $183     $312     $ 28     $ 87     $147     $312
-----------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio           $ 87     $127     $161     $268     $ 24     $ 73     $125     $268
-----------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio                   $ 92     $143     $188     $321     $ 29     $ 89     $152     $321
-----------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio                 $ 90     $136     $176     $297     $ 27     $ 82     $140     $297
-----------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                 $ 90     $137     $177     $300     $ 27     $ 83     $141     $300
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio              $ 85     $121     $150     $246     $ 22     $ 67     $114     $246
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                $ 86     $124     $156     $257     $ 23     $ 70     $120     $257
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio              $ 86     $126     $159     $263     $ 23     $ 72     $123     $263
-----------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio                $ 87     $129     $164     $274     $ 24     $ 75     $128     $274
-----------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio                      $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio              $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio                  $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio                         $ 89     $133     $171     $288     $ 26     $ 79     $135     $288
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund               $ 88     $132     $170     $285     $ 25     $ 78     $134     $285
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                  $ 88     $132     $169     $284     $ 25     $ 78     $133     $284
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Leisure Fund                          $ 92     $142     $185     $316     $ 29     $ 88     $149     $316
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                        $ 91     $141     $184     $314     $ 28     $ 87     $148     $314
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio     $ 87     $128     $163     $272     $ 24     $ 74     $127     $272
-----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                        $ 85     $123     $153     $252     $ 22     $ 69     $117     $252
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        $ 88     $131     $168     $282     $ 25     $ 77     $132     $282
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio               $ 94     $150     $199     $343     $ 31     $ 96     $163     $343
-----------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                $ 88     $131     $168     $282     $ 25     $ 77     $132     $282
-----------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio        $100     $167     $227     $395     $ 37     $113     $191     $395
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                       $ 85     $123     $154     $253     $ 22     $ 69     $118     $253
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income         $ 90     $137     $177     $300     $ 27     $ 83     $141     $300
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                         $ 96     $156     $209     $360     $ 33     $102     $173     $360
-----------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio                 $ 87     $128     $162     $270     $ 24     $ 74     $126     $270

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.04%) and the premium bonus option charge of 0.50% during the first seven account years). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

--------------------------------------------------------------------------------

>    These examples are purely hypothetical.

> They should not be considered a representation of past or future expenses or expected returns.

> Actual expenses and/or returns may be more or less than those shown in these examples.

                                    EXAMPLE A
If you withdraw your entire account value at the end of the periods shown, you would pay the following expenses, including any applicable early withdrawal charge:*

                                    EXAMPLE B
If at the end of the periods shown you (1) leave your entire account value invested or (2) select an income phase payment option, you would pay the following expenses (no early withdrawal charge is reflected):**

                                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Core Bond Series                                  $ 93     $145     $191     $310     $ 30     $ 91     $155     $310
-----------------------------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                $ 95     $153     $203     $334     $ 32     $ 99     $167     $334
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Series              $ 94     $150     $199     $324     $ 31     $ 96     $163     $324
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Series                    $ 94     $148     $196     $319     $ 31     $ 94     $160     $319
-----------------------------------------------------------------------------------------------------------------------
Liquid Asset Series                               $ 88     $131     $168     $264     $ 25     $ 77     $132     $264
-----------------------------------------------------------------------------------------------------------------------
Research Series                                   $ 92     $142     $185     $298     $ 29     $ 88     $149     $298
-----------------------------------------------------------------------------------------------------------------------
Total Return Series                               $ 92     $142     $185     $298     $ 29     $ 88     $149     $298
-----------------------------------------------------------------------------------------------------------------------
Value Equity Series                               $ 92     $143     $188     $304     $ 29     $ 89     $152     $304
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund             $ 97     $158     $212     $351     $ 34     $104     $176     $351
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                              $ 94     $149     $197     $321     $ 31     $ 95     $161     $321
-----------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Portfolio                $107     $187     $260     $439     $ 44     $133     $224     $439
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio              $ 92     $143     $187     $301     $ 29     $ 89     $151     $301
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                 $ 96     $153     $205     $336     $ 33     $ 99     $169     $336
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     $ 92     $143     $187     $302     $ 29     $ 89     $151     $302
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio              $ 91     $140     $183     $293     $ 28     $ 86     $147     $293
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio              $ 92     $143     $188     $303     $ 29     $ 89     $152     $303
-----------------------------------------------------------------------------------------------------------------------
ING GET Fund                                      $ 98     $160     $215      N/A     $ 35     $106     $179      N/A
-----------------------------------------------------------------------------------------------------------------------
ING JP Morgan Mid Cap Value Portfolio             $ 96     $155     $208     $342     $ 33     $101     $172     $342
-----------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio           $ 92     $142     $186     $299     $ 29     $ 88     $150     $299
-----------------------------------------------------------------------------------------------------------------------
ING MFS Global Growth Portfolio                   $ 97     $158     $212     $351     $ 34     $104     $176     $351
-----------------------------------------------------------------------------------------------------------------------
ING Van Kampen Comstock Portfolio                 $ 95     $151     $200     $328     $ 32     $ 97     $164     $328
-----------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                 $ 95     $152     $202     $331     $ 32     $ 98     $166     $331
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio              $ 90     $136     $176     $279     $ 27     $ 82     $140     $279
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus MidCap Portfolio                $ 91     $139     $181     $290     $ 28     $ 85     $145     $290
-----------------------------------------------------------------------------------------------------------------------
ING VP Index Plus SmallCap Portfolio              $ 91     $141     $183     $294     $ 28     $ 87     $147     $294
-----------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio                $ 92     $144     $189     $305     $ 29     $ 90     $153     $305
-----------------------------------------------------------------------------------------------------------------------
ING VP Convertible Portfolio                      $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
ING VP Large Company Value Portfolio              $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
ING VP LargeCap Growth Portfolio                  $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
ING VP MagnaCap Portfolio                         $ 94     $148     $196     $318     $ 31     $ 94     $160     $318
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund               $ 93     $147     $194     $316     $ 30     $ 93     $158     $316
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                  $ 93     $147     $194     $315     $ 30     $ 93     $158     $315
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Leisure Fund                          $ 97     $156     $210     $346     $ 34     $102     $174     $346
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                        $ 96     $156     $209     $344     $ 33     $102     $173     $344
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio     $ 92     $143     $188     $303     $ 29     $ 89     $152     $303
-----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                        $ 90     $138     $178     $285     $ 27     $ 84     $142     $285
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        $ 93     $146     $193     $313     $ 30     $ 92     $157     $313
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Company VCT Portfolio               $ 99     $165     $223     $372     $ 36     $111     $187     $372
-----------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                                $ 93     $146     $193     $313     $ 30     $ 92     $157     $313
-----------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio        $105     $182     $250     $422     $ 42     $128     $214     $422
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                       $ 90     $138     $179     $286     $ 27     $ 84     $143     $286
-----------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income         $ 95     $152     $202     $331     $ 32     $ 98     $166     $331
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                         $101     $170     $232     $389     $ 38     $116     $196     $389
-----------------------------------------------------------------------------------------------------------------------
UBS Tactical Allocation Portfolio                 $ 92     $143     $187     $301     $ 29     $ 89     $151     $301

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

As of the date of this prospectus, we had not begun selling the contract and the subaccounts did not have any assets attributable to the contract. Therefore, no condensed financial information is presented herein.

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sum;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS.
The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

--------------------------------------------------------------------------------
                  OPTION                  OPTION                  OPTION
                PACKAGE I               PACKAGE II             PACKAGE III
--------------------------------------------------------------------------------
Minimum      Non-                    Non-                    Non-
Initial   Qualified:  Qualified:* Qualified:  Qualified:* Qualified: Qualified:*
Purchase  ----------  ----------  ----------  ----------  ----------  ----------
Payment    $15,000     $ 1,500     $ 5,000     $ 1,500     $ 5,000     $ 1,500
--------------------------------------------------------------------------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply;

> The method and frequency of purchase payments to be made under the contract; and

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION
--------------------------------------------------------------------------------

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

--------------------------------------------------------------------------------------------------------------
               PURCHASE    PREMIUM    ACCOUNT     WITHDRAWAL
   DATE         PAYMENT     BONUS      VALUE        AMOUNT                        EXPLANATION
--------------------------------------------------------------------------------------------------------------
May 2, 2002    $100,000    $4,000     $104,000       ----       You make a $100,000 initial purchase payment
                                                                and we credit your account with a 4% ($4,000)
                                                                premium bonus. Your beginning account value
                                                                equals $104,000.
--------------------------------------------------------------------------------------------------------------
May 2, 2005       --         --       $120,000     $30,000      Assume that your account value grows to
                                                                $120,000 over the next three years and you
                                                                request a $30,000 withdrawal. $18,000 of that
                                                                $30,000 will be subject to an early withdrawal
                                                                charge ($30,000 minus $12,000 (the 10% free
                                                                withdrawal amount, see "Fees--Free
                                                                Withdrawals")) and you would pay a $1,080
                                                                early withdrawal charge (6% of $18,000).
                                                                Additionally, because $18,000 is 18% of the
                                                                $100,000 purchase payment made in the first
                                                                account year, 18% of your $4,000 premium
                                                                bonus, or $720, would be forfeited.*
--------------------------------------------------------------------------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

> ING GET FUND ("GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

     Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix V for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

     If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

     Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

     Please see the GET Fund prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the Golden American Guaranteed Account (the Guaranteed Account) offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.
>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by fax or telephone or, when available, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance.

Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

DOLLAR COST AVERAGING NEITHER ENSURES A PROFIT NOR GUARANTEES AGAINST LOSS IN A DECLINING MARKET. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. THERE IS NO ADDITIONAL CHARGE FOR THIS PROGRAM AND TRANSFERS MADE UNDER THIS PROGRAM DO NOT COUNT AS TRANSFERS WHEN DETERMINING THE NUMBER OF FREE TRANSFERS THAT MAY BE MADE EACH ACCOUNT YEAR. FOR ADDITIONAL INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR SALES REPRESENTATIVE OR CALL US AT THE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS:
CONTACTING THE COMPANY." IN CERTAIN STATES, PURCHASE PAYMENTS ALLOCATED TO THE FIXED ACCOUNT MAY REQUIRE PARTICIPATION IN THE DOLLAR COST AVERAGING PROGRAM.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

TRANSFERS BETWEEN OPTION PACKAGES
--------------------------------------------------------------------------------
You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.
> A written request for the transfer must be received by us within 60 days of an account anniversary.
> The following minimum account values need to be met on the date of transfer:

--------------------------------------------------------------------------------
                                 TRANSFERS TO                TRANSFERS TO
                               OPTION PACKAGE I        OPTION PACKAGES II OR III
--------------------------------------------------------------------------------
                              NON-                         NON-
Minimum Account Value      QUALIFIED:    QUALIFIED:     QUALIFIED:   QUALIFIED:
                           ---------     ---------      ---------    ---------
                            $15,000       $ 1,500        $ 5,000      $ 1,500
--------------------------------------------------------------------------------
>    You will receive a new contract schedule page upon transfer.
>    Only one option package may be in effect at any time.

--------------------------------------------------------------------------------------------------
         TRANSFERS TO                      TRANSFERS TO                      TRANSFERS TO
       OPTION PACKAGE I                 OPTION PACKAGE II                 OPTION PACKAGE III
--------------------------------------------------------------------------------------------------
DEATH BENEFIT1:                   DEATH BENEFIT1:                   DEATH BENEFIT1:
o  The sum of all purchase        o  The sum of all purchase        o  The sum of all purchase
   payments made, adjusted for       payments made, adjusted for       payments made, adjusted for
   amounts withdrawn or applied      amounts withdrawn or applied      amounts withdrawn or applied
   to an income phase payment        to an income phase payment        to an income phase payment
   option as of the claim date,      option as of the claim date,      option as of the claim date,
   will  continue  to  be            will  continue  to  be            will  continue  to  be
   calculated from the account       calculated from the account       calculated from the account
   effective date.                   effective date.                   effective date.
o  The "step-up value" under      o  If transferring from Option    o  If transferring from Option
   Option Packages II and III        Package I, the "step-up           Package I, the "step-up
   will terminate on the new         value" will be calculated         value" will be calculated
   schedule effective date.          beginning on the new              beginning on the new
o  The "roll-up value" under         schedule effective date.          schedule effective date.
   Option Package III will        o  If transferring from Option    o  If transferring from Option
   terminate on the new              Package III, the "step-up         Package III, the "step-up
   schedule effective date.          value" will continue to be        value" will continue to be
                                     calculated from the date          calculated from the date
                                     calculated under Option           calculated under Option
                                     Package III.                      Package III.
                                  o  The "roll-up value" under      o  The "roll-up value" under
                                     Option Package III will           Option Package III will
                                     terminate on the new              terminate on the new
                                     schedule effective date.          schedule effective date.
--------------------------------------------------------------------------------------------------
NURSING HOME WAIVER2:             NURSING HOME WAIVER2:             NURSING HOME WAIVER2:
o  The availability of the        o  If transferring from Option    o  If transferring from Option
   waiver of the early with-         Package  I,  the  waiting         Package  I,  the  waiting
   drawal charge under the           period  under  the  Nursing       period  under  the  Nursing
   Nursing Home Waiver will          Home Waiver will begin to         Home Waiver will begin to
   terminate on the new              be measured  from  the new        be measured  from  the new
   schedule effective date.          schedule effectivedate.           schedule effectivedate.
                                  o  If transferring from Option    o  If transferring from Option
                                     Package III, the waiting          Package III, the waiting
                                     period  will  have  been          period  will  have  been
                                     satisfied  on  the  new           satisfied  on  the  new
                                     schedule effective date.          schedule effective date.
--------------------------------------------------------------------------------------------------
FREE WITHDRAWALS3:                FREE WITHDRAWALS3:                FREE WITHDRAWALS3:
o  If transferring from Option    o  If transferring from Option    o  The cumulative to 30%
   Package III, any available        Package III, any available        available free withdrawal
   free withdrawal amount in         free withdrawal amount in         amount will begin to be
   excess of 10% will be lost        excess of 10% will be lost        calculated as of the new
   as of the new schedule            as of the new schedule            schedule effective date.
   effective date.                   effective date.
--------------------------------------------------------------------------------------------------

1    See "Death Benefit."
2    See "Fees--Nursing Home Waiver."
3    See "Fees--Free Withdrawals."

FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
           Years from Receipt
           of Purchase Payment                  Early Withdrawal Charge
--------------------------------------------------------------------------------
              Less than 2                                  7%
       2 or more but less than 4                           6%
       4 or more but less than 5                           5%
       5 or more but less than 6                           4%
       6 or more but less than 7                           3%
               7 or more                                   0%
--------------------------------------------------------------------------------

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will access the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

--------------------------------------------------------------------------------
TYPES OF FEES
There are five types of fees or deductions that may affect your account.

TRANSACTION FEES
o    Early Withdrawal Charge
o    Annual Maintenance Fee
o    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
o    Mortality and Expense Risk Charge
o    Administrative Expense Charge
o    Premium Bonus Option Charge

FEES DEDUCTED BY THE FUNDS
o    Investment Advisory Fees
o    Other Expenses

PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET FUND

--------------------------------------------------------------------------------

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;
> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;
> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
> Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");
>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or
> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:
>    More than one account year has elapsed since the schedule effective date;
> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
     OPTION PACKAGE I          OPTION PACKAGE II          OPTION PACKAGE III
--------------------------------------------------------------------------------
          0.80%                      1.10%                      1.25%
--------------------------------------------------------------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase- Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.
> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
     OPTION PACKAGE I          OPTION PACKAGE II          OPTION PACKAGE III
--------------------------------------------------------------------------------
          0.15%                      0.15%                      0.15%
--------------------------------------------------------------------------------

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See "Premium Bonus Option - Premium Bonus Option Charge."

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET FUND GUARANTEE CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
>    The size and type of group to whom the contract is issued;
>    The amount of expected purchase payments;
> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
>    The type and frequency of administrative and sales services provided; or
>    The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition, to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.50% of average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table- Fees Deducted by the Funds." The fees are described in more detail in each fund prospectus.

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account-ING GET Fund Guarantee Charge."

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

IN ADDITION, WE RESERVE THE RIGHT TO ASSESS A CHARGE FOR ANY FEDERAL TAXES DUE AGAINST THE SEPARATE ACCOUNT. SEE "TAXATION."

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------
During the accumulation phase your account value at any given time equals:
>    The current dollar value of amounts invested in the subaccounts; plus
> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET Fund subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:
> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>    The total value of the subaccount's units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:
A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).
B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV)

                           ---------------------------
                             $5,000 Purchase Payment
                           ---------------------------
                                     Step 1
                ------------------------------------------------
                     Golden American Life Insurance Company
                ------------------------------------------------
                                     Step 2
                ------------------------------------------------
                               Separate Account B
                ------------------- ------------------- --------
                 Subaccount A        Subaccount B        Etc.
                 300                 100
                 accumulation        accumulation
                 units               units
                ------------------- ------------------- --------
                                          STEP 3
                                    --------- ---------
                                     Mutual    Mutual
                                      Fund      Fund
                                        A         B
                                    -------------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

--------------------------------------------------------------------------------
TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Premium Bonus Option Charge (See "Premium Bonus Option--Premium Bonus Option Charge")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")


To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

--------------------------------------------------------------------------------

WITHDRAWALS
--------------------------------------------------------------------------------
You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL
>    Select the withdrawal amount.
(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

> Properly complete a disbursement form and deliver it to our Customer Service Center.

To determine which may apply to you, and II and the Guaranteed Account prospectus for more information about refer to the appropriate sections of withdrawals from the Guaranteed Account and the Fixed Account. this prospectus, contact your sales representative or call us at the > Select investment options. If you do not specify this, we will withdraw number listed in "Contract dollars from each investment option in which you have account value in the same Overview--Questions: Contacting the proportion as that value bears to your total account value. Company."

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS
Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

--------------------------------------------------------------------------------
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

--------------------------------------------------------------------------------

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:
> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT
--------------------------------------------------------------------------------
DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

---------------------------------------------------------------------------------------------
                        OPTION PACKAGE I        OPTION PACKAGE II        OPTION PACKAGE III
---------------------------------------------------------------------------------------------
Death Benefit on     The greater of:          The greatest of:         The greatest of:
Death of the         (1) The sum of all       (1) The sum of all       (1) The sum of all
Annuitant:               purchase payments,       purchase payments,       purchase payments,
                         adjusted for             adjusted for             adjusted for
                         amounts withdrawn        amounts withdrawn        amounts withdrawn
                         or applied to an         or applied to an         or applied to an
                         income phase             income phase             income phase
                         payment option as        payment option as        payment option as
                         of the claim date;       of the claim date;       of the claim date;
                         or                       or                       or
                     (2) The account value*   (2) The account value*   (2) The account value*
                         on the claim date.       on the claim date.       on the claim date.
                                              (4) The "step-up         (3) The "step-up
                                                  value"* (as              value"* (as
                                                  described below)         described below)
                                                  on the claim date.       on the claim date;
                                                                           or
                                                                       (4) The "roll-up
                                                                           value"* (as
                                                                           described below)
                                                                           on the claim date.
---------------------------------------------------------------------------------------------

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

--------------------------------------------------------------------------------
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND: ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.
--------------------------------------------------------------------------------

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:
>    The account value; or
> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

     Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:
> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
>    The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/ annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;
(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and
(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:
> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Minimum Distribution Requirements"));
> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.
(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:
     (a)  Continue the contract in the accumulation phase;
     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or
     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

          If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Minimum Distribution Requirements."

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

--------------------------------------------------------------------------------
We may have used the following terms in prior prospectuses:

ANNUITY PHASE -- Income Phase
ANNUITY OPTION -- Income Phase Payment Option
ANNUITY PAYMENT -- Income Phase Payment
--------------------------------------------------------------------------------

THE INCOME PHASE
--------------------------------------------------------------------------------
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:
>    Payment start date;
> Income phase payment option (see the income phase payment options table in this section);
>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
> Choice of fixed, variable or a combination of both fixed and variable payments; and
> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:
>    A first income phase payment of at least $50; and
>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:
(a)  The first day of the month following the annuitant's 85th birthday; or
(b)  The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:
(a)  The life of the annuitant;
(b)  The joint lives of the annuitant and beneficiary;
(c)  A guaranteed period greater than the annuitant's life expectancy; or
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.
> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

> There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

> If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:
ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

-----------------------------------------------------------------------------------------------------------------
                      LIFETIME INCOME PHASE PAYMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------
Life Income          LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                     DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
-----------------------------------------------------------------------------------------------------------------
Life Income--        LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed           choice of 5 to 30 years or as otherwise specified in the contract.
Payments             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------
Life Income--        LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one
Two Lives            payment will be made if both annuitants die before the second payment's due date.
                     CONTINUING PAYMENTS: When you select this option you choose for:
                     (a)  100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                     (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                     DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
-----------------------------------------------------------------------------------------------------------------
Life Income--        LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives--          to 30 years or as otherwise specified in the contract.
Guaranteed           CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the
Payments             first death.
                     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-----------------------------------------------------------------------------------------------------------------
Life Income --       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund          DEATH BENEFI -- PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a
Option (limited      lump sum payment equal to the amount originally applied to the income phase payment option
availabilit --       (less any applicable premium tax) and less the total amount of income payments paid.
fixed payments
only)
-----------------------------------------------------------------------------------------------------------------
Life Income-- Two    LENGTH OF PAYMENTS: For as long as either annuitant lives.
Live -- Cash         CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
Refund Option        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay a lump-sum
(limited             payment equal to the amount applied to the income phase payment option (less any applicable
availability --      premium tax) and less the total amount of income payments paid.
fixed payments
only)
-----------------------------------------------------------------------------------------------------------------
                     NONLIFETIME INCOME PHASE PAYMENT OPTION
-----------------------------------------------------------------------------------------------------------------
Nonlifetime--        LENGTH OF PAYMENTS: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed           the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments             (see below).
                     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
--------------------------------------------------------------------------------

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

TAXATION
--------------------------------------------------------------------------------
The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or


     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o Distribution amounts. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAXATION OF THE COMPANY
We are taxed as a life insurance company under the Tax Code. Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
--------------------------------------------------------------------------------
THE COMPANY

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("ELIC"). ELIC is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Effective April 1, 2002, First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for ELIC, Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investment Management, LLC, a portfolio manager of the GCG Trust, and the investment manager of the ING Variable Insurance Trust and the ING Variable Products Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

SEPARATE ACCOUNT B

Golden American Separate Account B (the separate account) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The separate account is a separate investment account used for our variable annuity contracts. We own all the assets in the separate account but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of the separate account without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by the separate account. If the assets in the separate account exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in the separate account but are not discussed in this prospectus. The separate account may also invest in other investment portfolios which are not available under your contract.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC - need new name, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or
> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:
>    Standardized average annual total returns; and
>    Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges), but currently do not include the premium bonus or the deduction of any premium bonus option charge. To the extent permitted by applicable law, we may include the premium bonus and any corresponding premium bonus charge in standardized average annual total returns in the future.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns. Non-standardized calculations do not include the premium bonus or premium bonus option charge.

We may also advertise ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information
(SAI) by calling us at the number listed in "Contract Overview--Questions:
Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL PROCEEDINGS

The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or the separate account.

LEGAL MATTERS

     The legal validity of the contracts was passed on by Kimberly J. Smith, Esquire, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Separate Account B
Offering and Purchase of Contracts
Performance Data
   General
   Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of Separate Account B
Financial Statements of Golden American Life Insurance Company

You may request an SAI by calling our Customer Service Center at the number listed in "Contract Overview -- Questions: Contacting the Company."

                                   APPENDIX I
                       GOLDEN AMERICAN GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE GOLDEN AMERICAN GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:
> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;
>    Tax penalties and/or tax withholding--see "Taxation";
>    Early withdrawal charge--see "Fees"; or
>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option - Forfeiture" and "Withdrawals" sections of the contract prospectus.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:
>    Transfers due to participation in the dollar cost averaging program;
> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;
> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. Directed Services, Inc. (DSI) is principal underwriter and distributor of the contract. DSI enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

                                   APPENDIX II
                                  FIXED ACCOUNT

GENERAL DISCLOSURE.
> The Fixed Account is an investment option available during the accumulation phase under the contract.
> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.
> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
>    Additional information about this option may be found in the contract.

INTEREST RATES.
> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                            LIST OF FUND NAME CHANGES

------------------------------------------------------------------------------------------------
             CURRENT FUND NAME                                  FORMER FUND NAME
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Index    Aetna Variable Portfolios, Inc. - Aetna Index
  Plus Large Cap Portfolio (Class S Shares)       Plus Large Cap VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Index    Aetna Variable Portfolios, Inc. - Aetna Index
  Plus Mid Cap Portfolio (Class S Shares)         Plus Mid Cap VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Index    Aetna Variable Portfolios, Inc. - Aetna Index
  Plus Small Cap Portfolio (Class S Shares)       Plus Small Cap VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. - ING VP Value    Aetna Variable Portfolios, Inc. - Aetna Value
  Opportunity Portfolio (Class S Shares)          Opportunity VP (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Insurance Trust- ING VP            Pilgrim Variable Insurance Trust- Pilgrim VIT
  Worldwide Growth Portfolio                      Worldwide Growth Portfolio
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP             Pilgrim Variable Products Trust- Pilgrim VP
  Convertible Portfolio (Class S Shares)          Convertible Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP Large       Pilgrim Variable Products Trust- Pilgrim VP
  Company Value Portfolio (Class S Shares)        Growth and Income Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP LargeCap    Pilgrim Variable Products Trust- Pilgrim VP
  Growth Portfolio (Class S Shares)               LargeCap Growth Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Variable Products Trust- ING VP             Pilgrim Variable Products Trust- Pilgrim VP
  MagnaCap Portfolio (Class S Shares)             MagnaCap Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING JP Morgan Mid Cap      Portfolio Partners, Inc. - PPI JP Morgan Mid Cap
  Value Portfolio (Class S Shares)                Value Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING MFS Capital            Portfolio Partners, Inc. - PPI MFS Capital
  Opportunities Portfolio                         Opportunities Portfolio
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING MFS Global Growth      Portfolio Partners, Inc. - PPI MFS Global
  Portfolio (Class S Shares)                      Growth Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING Partners, Inc. - ING Van Kampen Comstock    Portfolio Partners, Inc. - PPI Van Kampen
  Portfolio (Class S Shares)                      Comstock Portfolio (Class S Shares)
------------------------------------------------------------------------------------------------
ING GET Fund (Class S)                          Aetna GET Fund (Class S)
------------------------------------------------------------------------------------------------
UBS Series Trust - UBS Tactical Allocation      Brinson Series Trust  - Brinson Tactical
  Portfolio                                       Allocation Portfolio
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

GCG TRUST

Core Bond
Series         INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

International
Enhanced
EAFE Series    INVESTMENT OBJECTIVE
               Total return from long-term capital growth and income

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan Stanley Capital International, Europe, Australia and Far East Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

               Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

               The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

               Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

               To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (London) Limited

J.P. Morgan
Fleming Small
Cap Equity
Series         INVESTMENT OBJECTIVE
               Capital growth over the long term

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard & Poor's SmallCap 600 Index stocks.

               Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

               The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

               The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre orpoor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (USA)
               Inc.

Janus Growth
and Income
Series         INVESTMENT OBJECTIVE
               Long-term capital growth and current income

               PRINCIPAL STRATEGIES
               Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

               The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

               The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

               An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus: Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Liquid Asset
Series         INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE

               PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER:ING Investment Management LLC

Research
Series         INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Total Return
Series         INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity
Series         INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent
Demographic
Trends Fund    INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Series II
Shares)        PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               INVESTMENT ADVISER: A I M Advisors, Inc.

               SUBADVISER: H.S. Dent Advisors, Inc.

AIM V.I. Growth
Fund           INVESTMENT OBJECTIVE
               Seeks growth of capital.
(Series II
Shares)        PRINCIPAL STRATEGIES
               Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

               INVESTMENT ADVISER: A I M Advisors, Inc.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein
Value
Portfolio      INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Class B
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance (the Portfolio's investment adviser) believes are undervalued. Investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long term earnings power and dividend paying capability are not reflected in the current market price of their securities.
               The Portfolio may also invest up to 15% of total assets in foreign securities.

               PRINCIPAL RISKS
               Among the principal risks of investing in the Portfolio is market risk. To the extent the Portfolio invests in foreign securities, it may have foreign risk and currency risk. Market risk is the risk that the value of the Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Foreign risk is the risk of investments in issuers located in foreign countries. Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally foreign securities issuers are not usually subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Portfolio could lose its entire investment. Currency risk is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

               INVESTMENT ADVISER: Alliance Capital Management L.P.

Alliance Growth
and Income
Portfolio      INVESTMENT OBJECTIVE
               Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. (Class B Shares)

               PRINCIPAL STRATEGIES
               Invests primarily in dividend-paying common stocks of large, well-established "blue chip" companies. Also may invest in fixed-income and convertible securities and in securities of foreign issuers. Restricts its investments in foreign securities to issues of high quality.

               PRINCIPAL RISKS
               Principal risks include market risk, interest rate risk, and credit risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. Interest rate risk is the risk that changes in interest rates will affect the value of the portfolio's investments in debt securities, such as bonds, notes and asset-backed securities, or other income-producing securities. Increases in interest rates may cause the value of a portfolio's investments to decline. Credit risk is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. Investment in foreign securities are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to different standards; and the risk that political changes or diplomatic developments could adversely affect the portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the portfolio's investments.

               INVESTMENT ADVISER: Alliance Capital Management L.P.

Alliance Premier
Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks growth of capital by pursuing aggressive investment policies.
(Class B
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally invests at least 80% of total assets in equity securities of U.S.
               companies and up to 20% of assets in non-U.S. companies.
               Normally, about 40-60 companies will be represented in the Portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. Focuses on a relatively small number of intensively researched companies. The Portfolio's investments are selected from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. May invest up to 20% of its net assets in convertible securities.

               PRINCIPAL RISKS
               Among the principal risks of investing in the portfolio are market risk and focused portfolio risk. Market risk is the risk that the value of the portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or long term periods. Focused portfolio risk is the risk that because the portfolio invests in a smaller number of issuers than many other equity funds, factors affecting those issuers can have a more significant effect on the portfolio's net asset value. The Portfolio's investments in foreign securities have foreign risk and currency risk. Foreign risk includes the risk that investments in foreign securities may experience more rapid and extreme changes in value than if they invested solely in securities of U.S. companies. Foreign companies usually are not subject to the same degree of regulation as U.S. companies due to differing reporting, accounting, and auditing standards; and the risk that political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

               INVESTMENT ADVISER: Alliance Capital Management L.P.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP
Contrafund(R)
Portfolio      PRINCIPAL STRATEGIES
(Service
Class 2)       INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation.

               PRINCIPAL STRATEGIES
               Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Fidelity VIP
Equity-Income
Portfolio      INVESTMENT OBJECTIVE
               Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard &
               Poor's 500 Index.
(Service
Class 2)       PRINCIPAL STRATEGIES
               Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and
                                       12
               can continue to be undervalued by the market for long periods of time.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

Fidelity VIP
Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks to achieve capital appreciation.
(Service
Class 2)       PRINCIPAL STRATEGIES
               Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential
               (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

ING GET FUND

ING GET Fund   INVESTMENT OBJECTIVE
               The Series seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the Guarantee Period.

               PRINCIPAL STRATEGIES
               The Series allocates its assets among the following asset classes:

               o During the Offering Period, the Series' assets will be invested in short-term instruments.

               o During the Guarantee Period, the Series' assets will be allocated between the:

               o EQUITY COMPONENT - consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500) and futures contracts on the S&P 500; and the

               o FIXED COMPONENT - consisting primarily of short- to intermediate-duration U.S. Government securities.

               The minimum TARGETED RETURN is 1.5% per year over the Guarantee Period. The minimum Targeted Return is set by the Fund's Board of Trustees (Board) and takes into consideration the SERIES' total annual expenses as well as insurance company separate account expenses assessed to contract holders and participants acquiring interests in the Fund through separate accounts. There is no assurance that the Fund will achieve the Targeted Return. THE GUARANTEE PROMISES INVESTORS ONLY A RETURN OF THE AMOUNT INVESTED IN THE SERIES THROUGH THE SEPARATE ACCOUNT (LESS CERTAIN CHARGES). THE GUARANTEE DOES NOT PROMISE THAT INVESTORS WILL EARN THE TARGETED RETURN.

               PRINCIPAL RISKS
               The principal risks of investing in the Series are those generally attributable to stock and bond investing. The success of the Series' strategy depends on Aeltus' skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each Component. Because the Series invests in both stocks and bonds, the Series may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

               The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

               The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility.

               If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete reallocation to the Fixed Component would likely occur to ensure that the Targeted Return would be achieved at the end of the Guarantee Period. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

               Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Fund.

ING PARTNERS, INC.

ING MFS Capital
Opportunities
Portfolio      INVESTMENT OBJECTIVE
               Seeks capital appreciation.
(Initial
Class)         PRINCIPAL STRATEGIES
               Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets.
               MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

               PRINCIPAL RISKS
               Subject to the following principal risks:

               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

               OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

               FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

               EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

               DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

               INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

               SUBADVISER: Massachusetts Financial Services Company (MFS)

ING MFS Global
Growth
Portfolio      INVESTMENT OBJECTIVE
               Nondiversified Portfolio that seeks capital appreciation.
(Service
Class)         PRINCIPAL STRATEGIES
               Invests primarily (at least 65% of net assets under normal circumstances) in common stocks and related equity securities such as preferred stock, convertible securities and depositary receipts. Seeks to achieve its investment objective by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.
               Invests in equity securities which are derived from companies in three distinct market sectors: (1) U.S. emerging growth companies, which are domestic companies that MFS, the Portfolio's subadviser, believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate due to special factors; (2) foreign growth companies, which are foreign companies located in more developed securities markets that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings and cash flow; and, (3) emerging market securities, which are securities of issuers whose principal activities are located in emerging market countries. Under normal circumstances, invests in at least three different countries, one of which may be the United States. Investments may include securities listed on a securities exchange or traded in the over the counter markets.
               Also may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Subject to the following principal risks:

               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

               ASSET ALLOCATION RISK: The Tactical Allocation Model may not correctly predict the times to shift the Portfolio's assets from one type of investment to another.

               FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

               EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

               GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

               EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

               OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

               DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

               INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

               SUBADVISER: Massachusetts Financial Services Company (MFS)

ING Van Kampen
Comstock
Portfolio      INVESTMENT OBJECTIVE
               Seeks capital growth and income.
(Service
Class)         PRINCIPAL STRATEGIES
               Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks consisting principally of common stocks.
               Emphasizes a value style of investing seeking well-established, undervalued companies believed to posses the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's subadviser of the capital growth and income potential for such securities materially change. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.
               Also may invest up to 10% of total assets in high quality short-term debt securities and investment grade corporate debt securities in order to provide liquidity.

               PRINCIPAL RISKS
               Subject to the following principal risks:

               MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

               SMALL AND MID-CAPITALIZATION COMPANY RISK: Investment in small and mid-capitalization companies involves a substantial risk of loss. Small and mid cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth than larger companies.

               FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

               DERIVATIVES RISK: Loss may result from the Portfolio's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.

               MANAGEMENT RISK: The risk that a strategy used by the Portfolio's subadviser may fail to produce intended results.

               INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

               ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

               INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

               SUBADVISER: Morgan Stanley Investment Management Inc. d/b/a Van Kampen

ING VARIABLE INSURANCE TRUST

ING VP Worldwide
Growth Portfolio
(formerly
appreciation.
Pilgrim VIT
Worldwide
Growth)        INVESTMENT OBJECTIVE
               Seeks to provide investors with long-term capital
(Initial
Class)         PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. Generally invests at least 75% of total assets in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the portfolio mangers believe they present attractive investment opportunities. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VARIABLE PORTFOLIOS, INC.

ING VP Index
Plus LargeCap
Portfolio      INVESTMENT OBJECTIVE
               Seeks to outperform the total return performance of the Standard
               & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Invests at least 80% of net assets in stocks included in the S&P
               500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the
               Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Index
Plus MidCap
Portfolio      INVESTMENT OBJECTIVE
               Seeks to outperform the total return performance of the Standard
               & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Invests at least 80% of net assets in stocks included in the S&P
               400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the
               Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings,

               Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 in both rising and falling markets.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Index
Plus SmallCap
Portfolio      INVESTMENT OBJECTIVE
               Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Invests at least 80% of net assets in stocks included in the S&P
               600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S.
               and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 in both rising and falling markets.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP Value
Opportunity
Portfolio      INVESTMENT OBJECTIVE
               Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. (Class S Shares)

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) tends to invest in larger companies that it believes are trading below their perceived value, although may invest in companies of any size. Aeltus believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST

ING VP
Convertible    INVESTMENT OBJECTIVE
               Seeks maximum total return, consisting of capital appreciation and current income.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. Emphasizes companies with market capitalizations above $500 million. The convertible debt securities in which the Portfolio invests may be rated below investment grade (high-risk instruments), or, if not rated, may be of comparable quality. There is no minimum credit rating for securities in which the Portfolio may invest. Through investments in convertible securities, the Portfolio seeks to capture the upside potential of the underlying equities with less downside exposure. May also invest in securities issued by the U.S.
               government and its agencies and instrumentalities. May also invest up to 20% of total assets in common and nonconvertible preferred stocks, and in nonconvertible debt securities, which may include high yield debt securities (commonly known as junk bonds) rated below investment grade, or of comparable quality if unrated. Most but not all of the bonds in which the Portfolio invests have a remaining maturity of 10 years or less, or, in the case of convertible debt securities, have a remaining maturity or may be put back to the issuer in 10 years or less. In analyzing specific companies for possible investment, the adviser ordinarily looks for several of the following characteristics:
               above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service;
               pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Adviser usually considers whether to sell a particular security when any of those factors materially changes. May also lend portfolio securities on a short-term or long-term basis, up to 30% of total assets.

               PRINCIPAL RISKS
               You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, changes in interest rates, credit risk, inability to sell securities and securities lending. The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower-rated securities may be less liquid than higher quality investments. High yields reflect the higher credit risks associated with certain lower-rated securities and in some cases, the lower market prices for those instruments. The Portfolio may invest in small- and medium-sized companies, which may entail greater price volatility than investing in stocks of larger companies. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings; each investment has a greater effect on the Portfolio's performance.

               INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VP Large
Company Value  INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation. Income is a secondary objective.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Normally invests at least 80% of assets in common stock of large companies, which may include dividend paying securities and securities convertible into shares of common stock. Seeks to invest in large, ably managed and well financed companies. The investment approach is to identify high quality companies with good earnings and price momentum which sell at attractive valuations. May invest remaining 20% of assets in foreign securities and smaller capitalization companies.

               PRINCIPAL RISKS
               You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends, inability to sell securities, risks of foreign investing, credit risk, and interest rates. The Portfolio has exposure to financial and market risks that accompany investments in equities. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates.

               INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VP LargeCap
Growth         INVESTMENT OBJECTIVE
               Seeks long-term capital appreciation.
(Class S
Shares)        PRINCIPAL STRATEGIES
               Normally invests at least 80% of assets in equity securities of large U.S. companies that the portfolio managers believe have above average prospects for growth. Equity securities in which the Portfolio may invest include common and preferred stocks, warrants and convertible securities. Portfolio considers a company to be large it its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Index (S&P 500 Index). Capitalization of companies in the S&P 500 Index will change with market conditions. Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectation. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying such industries and companies they believe may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May also lend portfolio securities on a short term or long term basis, up to 30% of total assets.

               PRINCIPAL RISKS
               You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility and market trends. The Portfolio has exposure to financial and market risks that accompany investments in equities. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings because each investment has a greater effect on the Portfolio's performance.

               INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VP MagnaCap
(formerly
Pilgrim VP
MagnaCap)      INVESTMENT OBJECTIVE
               Seeks growth of capital, with dividend income as a secondary consideration.
(Service
Shares)        PRINCIPAL STRATEGIES
               Managed with the philosophy that companies that can best meet the Portfolio's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations.
               Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:
               consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies.
               Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration.
               Assets that are not invested in equity securities may be invested in high quality debt securities.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

               INVESTMENT ADVISOR: ING Investments, LLC

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-Financial
Services Fund  INVESTMENT OBJECTIVE
               Seeks to make an investment grow. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings. INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF-
Health
Sciences Fund  INVESTMENT OBJECTIVE
               Seeks to make an investment grow. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

               PRINCIPAL RISKS
               Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF-
Leisure
Fund           INVESTMENT OBJECTIVE
               The Fund seeks to make an investment grow.

               PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

               PRINCIPAL RISKS

               POTENTIAL CONFLICTS - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

               MARKET RISK - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

               FOREIGN SECURITIES RISKS - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

               CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

               POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

               REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

               DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

               EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and mone-tary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF-
Utilities
Fund           INVESTMENT OBJECTIVE
               Seeks to make an investment grow and seeks current income. The Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen
Series -
Worldwide Growth
Portfolio      INVESTMENT OBJECTIVE
               Seeks long-term growth of capital in a manner consistent with the preservation of capital.
(Service
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

               PRINCIPAL RISKS
               Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

               INVESTMENT ADVISER: Janus Capital Management LLC

PIMCO VARIABLE INSURANCE TRUST

PIMCO High
Yield
Portfolio      INVESTMENT OBJECTIVE
               Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two-to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market

               Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

               MANAGER RISK-Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

               High Yield Risk-Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

               INTEREST RATE RISK-As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

               CREDIT RISK-A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

               MARKET RISK-The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

               ISSUER-RISK The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               LIQUIDITY RISK- Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

               DERIVATIVES RISK- Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

               MORTGAGE RISK- A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

               FOREIGN (NON-U.S.) INVESTMENT RISK-A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

               CURRENCY RISK-Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

               LEVERAGING RISK-Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIMCO StocksPLUS
Growth
and Income
Portfolio      INVESTMENT OBJECTIVES
               Seeks total return which exceeds that of the S&P 500.

               PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P

               500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               SUMMARY OF PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign (non-US) Investment Risk, Currency Risk, and Leveraging Risk.

               MANAGER RISK-Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

               INTEREST RATE RISK-As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

               CREDIT RISK-A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

               MARKET RISK-The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

               ISSUER RISK-The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

               LIQUIDITY RISK-Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

               DERIVATIVES RISK-Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

               MORTGAGE RISK-A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

               FOREIGN (NON-U.S.) INVESTMENT RISK-A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

               CURRENCY RISK-Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

               LEVERAGING RISK-Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund
VCT Portfolio  INVESTMENT OBJECTIVE
               Seeks reasonable income and capital growth.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

               PRINCIPAL RISKS
               Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Small
Company VCT
Portfolio      INVESTMENT OBJECTIVE
               Seeks to achieve capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Normally, invests at least 80% of total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. Pioneer, the Portfolio's investment adviser, monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper
               Small-Cap category. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods;
               and estimated private market value in excess of current stock price.

               PRINCIPAL RISKS

               Even though the Portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if small company or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in small companies. Compared to large companies, small companies and the market for their equity securities, are likely to be more sensitive to changes in the economy, earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

PRUDENTIAL SERIES FUND, INC.

Jennison
Portfolio
(formerly
Prudential
Jennison
Portfolio)     INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the Portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUBADVISER: Jennison Associates, LLC

SP Jennison
International
Growth and
Portfolio      INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests in equity-related securities of foreign issuers that the subadviser thinks will increase in value over a period of years.
               Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least
               65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

               PRINCIPAL RISKS
               Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUBADVISER: Jennison Associates, LLC

PUTNAM VARIABLE TRUST

Putnam VT
Growth and
Income Fund    INVESTMENT OBJECTIVE
               Seeks capital growth andcurrent income.
(Class Ib
Shares)        PRINCIPAL STRATEGIES
               Invests mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those Putnam Management believes are currently undervalued by the market. The fund looks for companies undergoing positive change. If correct and other investors recognize the value of the company, the price of the stock may rise. Invests mainly in large companies.

               PRINCIPAL RISKS
               Among the main risks are the following: The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

               INVESTMENT ADVISER: Putnam Investment Management, LLC

Putnam VT
International
Growth and
Income Fund    INVESTMENT OBJECTIVE
               Seeks capital growth. Current income is a secondary objective.
(Class Ib
Shares)        PRINCIPAL STRATEGIES
               Invests mainly in common stocks of companies outside the United
               States. The fund invests mainly in value stocks that offer the potential for income. Value stocks are those that Putnam
               Management believes are currently undervalued by the market. The fund looks for companies undergoing positive change. If correct and other investors recognize the value of the company, the price of its stock may rise. The fund invests mainly in midsized and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, we may also invest in companies located in developing
               (also known as emerging) markets. To determine whether a company is located outside of the United States, the fund looks at the following factors: where the company's securities trade, where the company is located or organized, or where the company derives its revenues or profits.

               PRINCIPAL RISKS
               Among the main risks are the following: The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets. The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

               INVESTMENT ADVISER: Putnam Investment Management, LLC

Putnam VT
Voyager
Fund II        INVESTMENT OBJECTIVE
               Seeks long-term growth of capital.
(Class Ib
Shares)        PRINCIPAL STRATEGIES
               Invests mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings the fund believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. May invest in companies of any size.

               PRINCIPAL RISKS
               Among the main risks are the following: The risk that the stock price of one or more of the companies in the fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. The risk that movements in financial markets will adversely affect the price of the fund's investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

               INVESTMENT ADVISER: Putnam Investment Management, LLC

UBS SERIES TRUST

Tactical
Allocation
Portfolio      (formerly Brinson Series Trust - Tactical Allocation Portfolio)

               INVESTMENT OBJECTIVE
               Seeks total return, consisting of long-term capital appreciation and current income.
(Class I)
               PRINCIPAL STRATEGIES
               Allocates assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Portfolio's investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model (the "Model") on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25%, or 0%. If the Model recommends a stock allocation of less than 100%, the Model also recommends a fixed-income allocation for the remainder of the Portfolio's assets. When the Model recommends a fixed-income allocation of more than 50%, the Portfolio must invest in other high-quality bonds or money market instruments to the extent needed to limit the Portfolio's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts. The Portfolio may use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. These instruments may also be used to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

               PRINCIPAL RISKS
               The Portfolio is subject to the following principal risks: asset allocation risk, equity risk, index tracking risk, interest rate risk, derivatives risk, and foreign investing risk. Asset allocation risk refers to the risk that the Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Index tracking risk refers to the risk that the performance of the fund's stock investments generally will not be identical to that of the S&P 500 Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily. Interest rate risk refers to the risk that the value of the fund's bond investments generally will fall when interest rates rise. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments. The S&P 500 Index includes some U.S. dollar denominated foreign securities. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

               INVESTMENT ADVISER: UBS Global Asset Management (US) Inc.

                                   APPENDIX IV
                         CONDENSED FINANCIAL INFORMATION




FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund Series N                                    10.00             10.29            393,214         4,045
Aetna GET Fund P                                           10.00             10.04          1,784,901        17,913
Aetna GET Fund Series Q                                    10.00             10.00             24,230           242
Aetna Index Plus Large Cap VP                              10.00              9.40             16,897           159
Aetna Index Plus Mid Cap VP                                10.00              9.91             25,943           257
Aetna Index Plus Small Cap VP                              10.00             10.11             18,193           184
Aetna Value Opportunity VP                                 10.00              9.04              1,584            14
AIM V.I. Dent Demographic                                  10.00             11.00                982            11
AIM V.I. Growth Fund                                       10.00             10.35                309             3
Alliance Bernstein Value                                   10.00             10.05             10,325           104
Alliance Growth & Income                                   10.00              9.61             20,342           196
Alliance Premier Growth                                    10.00              9.58              7,037            67
Brinson Tactical Allocation                                10.00              9.42             31,473           296
Core Bond                                                  12.07             12.25             42,619           522
Fidelity VIP Equity Income                                 10.00              9.61             26,225           252
Fidelity VIP Growth                                        10.00              9.29             14,042           130
Fidelity VIP II Contrafund                                 10.00              9.73             23,962           233
Janus Growth and Income                                     9.96              8.92             45,955           410
PIMCO High Yield Bond                                      10.05             10.27              1,801            18
INVESCO VIF Financial Services Fund                        10.00              9.39              7,644            72
INVESCO VIF Health Sciences Fund                           10.00             10.29              7,242            75
INVESCO VIF Utilities Fund                                 10.00              8.13              3,379            27
Janus Aspen Worldwide Growth                               10.00              9.39             32,123           302
SP Jennison International Growth                            8.57              5.44                131             1
Liquid Asset                                               15.73             16.78             10,854           182
ING VP MagnaCap                                            10.00              9.38                549             5
ING VP Convertible                                         10.00             10.52                 37          --
ING VP Growth and Income                                   10.00             10.45              4,658            49
ING VP Large Cap Growth                                    10.00              9.62              2,762            27
ING VP Worldwide Growth                                     8.78              7.08              3,190            23
Pioneer Fund VCT                                           10.00              9.41             17,258           162
Pioneer Small Company VCT                                  10.00              9.61             16,862           162
PPI MFS Capital Opportunities                              10.00              8.93              3,867            35
Prudential Jennison                                         7.87              6.34                159             1
Putnam VT Growth and Income                                10.00              9.50              8,202            78
Putnam VT International Growth & Income                    10.00              9.49             20,630           196
Putnam VT Voyager Fund II                                  10.00              8.77             14,754           129
Research                                                   27.14             21.11              2,097            44
Total Return                                                                 21.34             23,176           492
Value Equity                                               19.96             18.90              1,082            20

                                    SEPARATE ACCOUNT ANNUAL CHARGES OF 1.25%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund Series N                                    10.00             10.27            240,885         2,474
Aetna GET Fund P                                           10.00             10.03            952,184         9,547
Aetna GET Fund Series Q                                    10.00             10.00             21,339           213
Aetna Index Plus Large Cap VP                              10.00              9.38              7,036            66
Aetna Index Plus Mid Cap VP                                10.00              9.90             10,835           107
Aetna Index Plus Small Cap VP                              10.00             10.10              6,817            69
Aetna Value Opportunity VP                                 10.00              9.03              1,858            17
AIM V.I. Growth Fund                                       10.00             10.34              7,677            79
Alliance Bernstein Value                                   10.00             10.03              3,654            37
Alliance Growth & Income                                   10.00              9.60             31,407           302
Alliance Premier Growth                                    10.00              9.57             44,632           427
Brinson Tactical Allocation                                10.00              9.41              4,853            46
Core Bond                                                  11.85             11.99             24,543           294
Fidelity VIP Equity Income                                 10.00              9.60             21,430           206
Fidelity VIP Growth                                        10.00              9.28              9,484            88
Fidelity VIP II Contrafund                                 10.00              9.71             31,173           303
Janus Growth and Income                                     9.95              8.89             26,626           237
PIMCO High Yield Bond                                      10.05             10.16              7,569            77
INVESCO VIF Financial Services Fund                        10.00              9.37              8,008            75
INVESCO VIF Health Sciences Fund                           10.00             10.28             11,285           116
INVESCO VIF Utilities Fund                                 10.00              8.11              4,483            36
Janus Aspen Worldwide Growth                               10.00              9.37             16,977           159
SP Jennison International Growth                            8.57              5.42                419             2
Liquid Asset                                               15.75             16.13             12,665           204
ING VP MagnaCap                                            10.00              9.36                 97             1
ING VP Convertible                                         10.00             10.51             12,767           134
ING VP Growth and Income                                   10.00             10.43              4,575            48
Pilgrim VP Large Cap Growth                                10.00              9.60             10,314            99
ING VP Worldwide Growth                                     8.76              7.04              1,875            13
Pioneer Fund VCT                                           10.00              9.39             11,820           111
Pioneer Small Company VCT                                  10.00              9.60             11,516           111
PPI MFS Capital Opportunities                              10.00              8.92              8,088            72
Prudential Jennison                                         7.85              6.31              3,710            23
Putnam VT Growth and Income                                10.00              9.48              5,020            48
Putnam VT International Growth & Income                    10.00              9.47              5,921            56
Putnam VT Voyager Fund II                                  10.00              8.76              9,782            86
Research                                                   26.63             20.65              4,166            86
Total Return                                               20.94             20.77             22,001           457
Value Equity                                               19.61             18.51                557            10

                                  SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund Series N                                    10.00             10.27            118,456         1,217
Aetna GET Fund P                                           10.00             10.02            514,337         5,155
Aetna Index Plus Large Cap VP                              10.00              9.39             24,809           233
Aetna Index Plus Mid Cap VP                                10.00              9.90              3,276            32
Aetna Index Plus Small Cap VP                              10.00             10.11                795             8
Alliance Bernstein Value                                   10.00             10.03              5,388            54
Alliance Growth & Income                                   10.00              9.60              6,642            64
Alliance Premier Growth                                    10.00              9.57              3,508            34
Brinson Tactical Allocation                                10.00              9.41              1,093            10
Core Bond                                                  11.74             12.21              7,501            92
Fidelity VIP Equity Income                                 10.00              9.60              6,165            59
Fidelity VIP Growth                                        10.00              9.29              3,394            32
Fidelity VIP II Contrafund                                 10.00              9.72                309             3
PIMCO High Yield Bond                                      10.01             10.10                437             4
INVESCO VIF Financial Sciences Fund                        10.00              9.37              1,095            10
INVESCO VIF Health Sciences Fund                           10.00             10.28              3,081            32
INVESCO VIF Utilities Fund                                 10.00              8.11                183             1
Janus Growth & Income                                       9.94              8.87              4,948            44
Janus Aspen Worldwide Growth                               10.00              9.38              4,296            40
Liquid Asset                                               15.45             16.89             18,061           305
ING VP Growth and Income                                   10.00             10.43              1,794            19
ING VP Large Cap Growth                                    10.00              9.60              2,947            28
ING VP Worldwide Growth                                     8.76              7.02              1,275             9
Pioneer Fund VCT                                           10.00              9.40              3,571            34
Pioneer Small Company VCT                                  10.00              9.60              1,955            19
PPI MFS Capital Opportunities                              10.00              9.91              2,330            23
Putnam Voyager Fund                                        10.00              8.76                495             4
Putnam VT Growth and Income                                10.00              9.48                109             1
Putnam VT International Growth & Income                    10.00              9.47              2,520            24
Research                                                   26.38             21.00              1,497            31
Total Return                                               20.74             21.16              4,628            98
Value Equity                                               19.43             18.96                  2             0

                                 SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund Series N                                    10.00             10.26          1,017,518        10,441
Aetna GET Fund P                                           10.00             10.02          5,669,614        56,816
Aetna GET Fund Series Q                                    10.00             10.00             45,829           458
Aetna Index Plus Large Cap VP                              10.00              9.38             27,003           253
Aetna Index Plus Mid Cap VP                                10.00              9.89             14,893           147
Aetna Index Plus Small Cap VP                              10.00             10.09             28,552           288
Aetna Value Opportunity VP                                 10.00              9.02             10,936            99
AIM V.I. Dent Demographic                                  10.00             10.99                167             2
Alliance Bernstein Value                                   10.00             10.02             10,643           107
Alliance Growth & Income                                   10.00              9.59             47,693           457
Alliance Premier Growth                                    10.00              9.56             20,008           191
Brinson Tactical Allocation                                10.00              9.40             16,438           154
Core Bond                                                  11.70             11.81            169,853         2,006
Fidelity VIP Equity Income                                 10.00              9.59             99,509           954
Fidelity VIP Growth                                        10.00              9.27             21,879           203
Fidelity VIP II Contrafund                                 10.00              9.70             23,738           230
Janus Growth and Income                                     9.94              8.87             62,913           558
PIMCO High Yield Bond                                      10.00             10.08             18,670           188
INVESCO VIF Financial Services Fund                        10.00              9.36              9,779            92
INVESCO VIF Health Sciences Fund                           10.00             10.27             11,674           120
INVESCO VIF Utilities Fund                                 10.00              8.11             17,386           141
Janus Aspen Worldwide Growth                               10.00              9.36             57,358           537
SP Jennison International Growth                            8.56              5.41              1,922            10
Liquid Asset                                               15.35             15.71            116,590         1,832
ING VP MagnaCap                                            10.00              9.35                870             8
ING VP Convertible                                         10.00             10.50              2,059            22
ING VP Growth and Income                                   10.00             10.42              2,452            26
ING VP Large Cap Growth                                    10.00              9.59             19,732           189
ING VP Worldwide Growth                                     8.75              7.02              3,087            22
Pioneer Fund VCT                                                              9.38              9,143            86
Pioneer Small Company VCT                                  10.00              9.59             26,083           250
PPI MFS Capital Opportunities                              10.00              8.91             18,641           166
Prudential Jennison                                         7.84              6.29              6,637            42
Putnam VT Growth and Income                                10.00              9.47              8,318            79
Putnam VT International Growth & Income                    10.00              9.46                  9             0
Putnam VT Voyager Fund II                                  10.00              8.75             26,612           233
Research                                                   26.30             20.35              7,932           161
Total Return                                               20.67             20.47             41,845           857
Value Equity                                               19.37             18.25              4,264            78

                                    SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund Series N                                    10.00             10.25            721,740         7,396
Aetna GET Fund P                                           10.00             10.01          3,733,809        37,384
Aetna GET Fund Series Q                                    10.00             10.00             87,706           877
Aetna Index Plus Large Cap VP                              10.00              9.36              6,121            57
Aetna Index Plus Mid Cap VP                                10.00              9.87             23,563           233
Aetna Index Plus Small Cap VP                              10.00             10.07              7,283            73
Aetna Value Opportunity VP                                 10.00              9.01             15,561           140
AIM V.I. Growth Fund                                       10.00             10.33             34,765           359
Alliance Bernstein Value                                   10.00             10.01             17,506           175
Alliance Growth & Income                                   10.00              9.58             55,989           536
Alliance Premier Growth                                    10.00              9.55             27,531           263
Brinson Tactical Allocation                                10.00              9.38             24,146           227
Core Bond                                                  11.48             11.55            111,130         1,284
Fidelity VIP Equity Income                                 10.00              9.57             39,753           381
Fidelity VIP Growth                                        10.00              9.26             16,676           154
Fidelity VIP II Contrafund                                 10.00              9.69             34,448           334
Janus Growth and Income                                     9.94              8.83             35,491           313
PIMCO High Yield Bond                                       9.91              9.97             21,063           210
INVESCO VIF Financial Services Fund                        10.00              9.35             17,709           166
INVESCO VIF Health Sciences Fund                           10.00             10.25             13,222           136
INVESCO VIF Utilities Fund                                 10.00              8.09              1,036             8
Janus Aspen Worldwide Growth                               10.00              9.35             13,913           130
SP Jennison International Growth                            8.56              5.39                141             1
Liquid Asset                                               14.81             15.11             20,175           305
ING VP Convertible                                         10.00             10.48              2,911            31
ING VP Growth and Income                                   10.00             10.41                826             9
ING VP Large Cap Growth                                    10.00              9.58             19,228           184
ING VP Worldwide Growth                                     8.73              6.98              7,572            53
Pioneer Fund VCT                                           10.00              9.37             19,587           184
Pioneer Small Company VCT                                  10.00              9.58             18,597           178
PPI MFS Capital Opportunities                              10.00              8.89             39,763           354
Prudential Jennison                                         7.83              6.26             13,955            87
Putnam VT Growth and Income                                10.00              9.46              9,657            91
Putnam VT International Growth & Income                    10.00              9.45              6,330            60
Putnam VT Voyager Fund II                                  10.00              8.74              4,333            38
Research                                                   25.80             19.91              9,494           189
Total Return                                               20.28             20.03             43,753           876
Value Equity                                               19.02             17.86                644            12

                                   SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund Series N                                    10.00             10.24            517,235         5,296
Aetna GET Fund P                                           10.00             10.01          2,357,273        23,591
Aetna GET Fund Series Q                                    10.00             10.00             11,367           114
Aetna Index Plus Large Cap VP                              10.00              9.36              4,667            44
Aetna Index Plus Mid Cap VP                                10.00              9.87              4,407            43
Aetna Index Plus Capital Guardian Small Cap                10.00             10.07              5,763            58
Aetna Value Opportunity VP                                 10.00              9.00              3,112            28
AIM V.I. Dent Demographic                                  10.00             10.98                670             7
AIM V.I. Growth Fund                                       10.00             10.32                146             2
Alliance Bernstein Value                                   10.00             10.00              5,924            59
Alliance Growth & Income                                   10.00              9.57             10,312            99
Alliance Premier Growth                                    10.00              9.54              5,206            50
Brinson Tactical Allocation                                10.00              9.38              4,485            42
Core Bond                                                  11.37             11.43             20,362           233
Fidelity VIP Equity Income                                 10.00              9.57              9,493            91
Fidelity VIP Growth                                        10.00              9.25              8,648            80
Fidelity VIP II Contrafund                                 10.00              9.68              8,281            80
Janus Growth and Income                                     9.93              8.82             19,211           169
PIMCO High Yield Bond                                       9.88              9.91              8,662            86
INVESCO VIF Financial Services Fund                         8.68              9.34              4,900            46
INVESCO VIF Health Sciences Fund                           10.19             10.25             24,044           246
INVESCO VIF Utilities Fund                                  8.30              8.09              6,868            56
Janus Aspen Worldwide Growth                               10.00              9.34             12,779           119
SP Jennison International Growth                            8.55              5.37                466             3
Liquid Asset                                               14.50             14.81             45,601           675
ING VP Convertible                                         10.00             10.47                415             4
ING VP Growth and Income                                   10.00             10.40                508             5
Pilgrim VP Large Cap Growth                                10.00              9.57                661             6
ING VP Worldwide Growth                                     8.72              6.96              2,697            19
Pioneer Fund VCT                                            8.94              9.36              4,340            41
Pioneer Small Company VCT                                  10.00              9.57             17,291           165
PPI MFS Capital Opportunities                              10.00              8.89              5,621            50
Prudential Jennison                                         7.82              6.24              1,752            11
Putnam VT Growth and Income                                10.00              9.45             11,884           112
Putnam VT International Growth & Income                    10.00              9.44              8,360            79
Putnam VT Voyager Fund II                                  10.00              8.73              8,442            74
Research                                                   25.56             19.69              1,675            33
Total Return                                               20.10             19.81              8,837           175
Value Equity                                               18.85             17.67                157             3

                                   APPENDIX V
                  PROJECTED SCHEDULE OF ING GET FUND OFFERINGS


                                          OFFERING DATES        GUARANTEE DATES
--------------------------------------------------------------------------------

GET R SERIES .........................   03/15/02-06/13/02     06/14/02-06/15/07

GET S SERIES .........................   06/14/02-09/11/02     09/12/02-09/14/07

GET T SERIES .........................   09/12/02-12/11/02     12/12/02-12/14/07

GET U SERIES .........................   12/12/02-03/12/03     03/13/03-03/14/08

GET V SERIES .........................   03/13/03-06/12/03     06/13/03-06/13/08

                                        1